Supplement, Dated June 6, 2005
to Statement of Additional Information, Dated May 1, 2005

Mutual of America Investment Corporation
320 Park Avenue, New York, New York 10022

Mutual of America Investment Corporation modifies its Statement of Additional Information, dated May 1, 2005 by replacing pages 22-25 with the following:

Additional Disclosure - Portfolio Managers of the Adviser

Subadviser for a Portion of the All America Fund. For a portion of the actively managed assets of the All America Fund (the Active Assets), the Adviser has entered into a Subadvisory Agreement with Oak Associates, Ltd. (Oak Associates or the Subadviser). The Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940.

For its portion of the All America Fund, the Subadviser provides investment advisory services, including research, making recommendations and regular reports to the Board of Directors of the Investment Company, maintenance of records, and providing all the office space, facilities, equipment, material and personnel necessary to fulfill its obligations under the Subadvisory Agreement. The Subadviser is subject to the supervision of the Adviser and the Board of Directors of the Investment Company.

Additional Information Concerning Portfolio Managers

The following information is current as of December 31, 2004.

Portfolio Manager Compensation - Adviser

This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.

All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments ("portfolio") of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor's® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this S.A.I.

All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company's General Account statutory surplus and the maintenance of certain financial ratios.

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Stephen Rich	Executive Vice President Portfolio Manager	Small Cap Value (Aggressive Equity) Mid Cap Value Fund Small Cap Value Fund	Russell 2000® S&P Barra Value

Marguerite Wagner	Executive Vice President Portfolio Manager	Small Cap Growth (All America) Small Cap Growth (Aggressive Equity) Small Cap Growth Fund	S&P 500® S&P 500® S&P 500®

Andrew Heiskell	Executive Vice President Director of Fixed Income	Bond Fund	Lehman Brothers Aggregate

Gary Wetterau	Senior Vice President Portfolio Manager	Bond Fund	Lehman Brothers Aggregate

Eleanor Innes	Second Vice President	Equity Index Mid-Cap Equity Index	S&P 500® S&P 400®

Other Information - Adviser

The Adviser's portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. The Adviser manages only funds of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, "Portfolio Managers". The Allocation Funds are not specified because they are simply groupings of other select Investment Company Funds. The section under each person's name entitled "Ownership of Securities" sets forth a range within which the person's investments in the Investment Company Funds fall. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.

Name	Title	Registered Investment Companies [Assets as of 4/22/2005]	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Securities in the Fund
Stephen Rich	Executive Vice President Portfolio Manager	Small Cap Value [$53 million]	0	Mutual of America Institutional Funds ("MOAIF") • Small Cap Value [$7 million]	Equity Index Fund [$1-10,000] All America Fund [$10,000-50,000]

Marguerite Wagner	Executive Vice President Portfolio Manager	Small Cap Growth [$46 million]	0	MOAIF • Small Cap Growth [$6 million]	$0

Andrew Heiskell	Executive Vice President Director of Fixed Income	Bond Fund [$362 million] Mid-Term Bond Fund [$72 million] Short-Term Bond Fund [$31 million]	0	MOAIF
• Bond Fund [$55 million]
• Girl Scouts USA Pension Plan [$41 million]
• United Way CS Pension Plan [$19 million]
• American Cancer Society Pension [$25 million]
• St. Augustine Diocese Priests Plan [$5 million]
• St. Augustine Diocese Laity Plan [$4 million]
				• Mutual of America [$5.7 Billion]	Equity Index Fund [$100,000-500,000]

Gary Wetterau	Senior Vice President Portfolio Manager	Bond Fund MBS Portfolio [$362 million] Mid-Term Bond Fund MBS [$72 million] Short-Term Bond Fund MBS [$31 million]	0	MOAIF
• Bond Fund [$55 million]
• Girl Scouts USA Pension Plan [$41 million]
• United Way CS Pension Plan [$19 million]
• American Cancer Society Pension [$25 million]
• St. Augustine Diocese Priests Plan [$5 million]
• St. Augustine Diocese Laity Plan [$4 million]
				• Mutual of America [$5.7 Billion]	Bond Fund [$10,001-50,000] Mid-Term Bond Fund [$10,001-50,000 Equity Index Fund [$50,001-100,000]

Name	Title	Registered Investment Companies [Assets as of 4/22/2005]	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Securities in the Fund
Eleanor Innes	Second Vice President	Oversees: Equity Index Fund [$722 million] Mid Cap Index Fund [$295 million] All America Index Portfolio [$274 million]	0	MOAIF • Equity Index Fund [$53 million] • Mid Cap Equity Index [$34 million] • All America Index [$53 million] • Mutual of America General Account Index Portfolio [$204 million]	Aggressive Equity Fund [$50,001-100,000]

Eleanor Innes - Second Vice President of the Adviser

• Length of Service:	4 years at Adviser 8 years investment experience

• Role:	Oversees the index portfolios

• Portfolios Managed:	None Oversees the Equity Index Fund ($722 million), Mid Cap Index Fund ($295 million), The All America Fund Index portfolio ($274 million)

• Other Accounts	Mutual of America Institutional Funds ("IF") Index
portfolio of the All America Fund ($53 million)
IF Equity Index ($53 million), Mid Cap Index ($34 million)
Participant on team handling IF Small Cap Growth portfolio
Mutual of America General Account Index ($204 million)

• Education:	Undergraduate – State University of New York at Binghamton

• Ownership of Securities:	(unless identified below there are no investments in the Funds) Aggressive Equity Fund - $50,001 - $100,000

Andrew Heiskell - Executive Vice President, Director of Fixed Income
• Length of Service:	13 years at Adviser More than 30 years investment experience

• Role:	Sets fixed income investment strategy Manages and oversees the Fixed Income portfolios

• Portfolios Managed:	Bond Fund ($362 million) Mid-Term Bond Fund ($72 million) Short-Term Bond Fund ($31 million)

• Other Accounts	Mutual of America Institutional Funds Bond Fund ($55 million)
Girl Scouts USA Pension Plan ($41 million)
United Way CS Pension Plan ($19 million)
American Cancer Society Pension Plan ($25 million)
Diocese of St. Augustine Priests Retirement Account ($5 million)
Diocese of St. Augustine Laity Retirement Account ($9 million)
Mutual of America General Account ($5.7 billion)

• Education:	Undergraduate – University of Tennessee J.D. – Georgia School of Law

• Ownership of Securities:	(unless identified below there is no investment in the Funds) Equity Index Fund - $100,001 - $500,000

Stephen Rich - Executive Vice President of the Adviser
• Length of Service:	1 year at Adviser 14 years investment experience

• Role:	Portfolio Manager for the Small Cap Value portfolio of the All America Fund and Aggressive Equity Fund

• Portfolios Managed:	Small Cap Value ($53 million)

• Other Accounts	Mutual of America Institutional Funds ("MOAIF") Small Cap Value portfolio of Aggressive Equity Fund ($7 million)

• Education:	Undergraduate – Princeton University M.B.A. – New York University

• Ownership of Securities:	(unless identified below, there are no investments in the Funds) Equity Index Fund - $1 - $10,000 All America Fund - $10,001 - $50,000

Marguerite Wagner - Executive Vice President of the Adviser
• Length of Service:	1 month at Adviser 20 years investment experience

• Role:	Portfolio Manager for the Small Cap Growth Fund Portfolio Manager for the Small Cap Growth portfolio of the All America Fund and Aggressive Equity Fund

• Portfolios Managed:	Small Cap Growth ($46 million)

• Other Accounts	MOAIF Small Cap Growth portfolio of Aggressive Equity Fund ($6 million) MOAIF Small Cap Growth portfolio of All America Fund ($6 million)

• Education:	Undergraduate – Pennsylvania State University M.B.A. – New York University

• Ownership of Securities:	(unless identified below, there are no investments in the Funds)

Gary Wetterau - Senior Vice President of the Adviser
• Length of Service:	9 years at Adviser 15 years investment experience

• Role:	Manager of Mortgage Backed portfolio of Fixed Income Funds

• Portfolios Managed:	Mortgage Backed portfolio of Bond Fund ($362 million) Mortgage Backed portfolio of Mid-Term Bond Fund ($72 million) Mortgage Backed portfolio of Short-Term Bond Fund ($31 million)

• Other Accounts	Mutual of America Institutional Funds Bond Fund ($55 million)
Girl Scouts USA Pension Plan ($41 million)
United Way CS Pension Plan ($19 million)
American Cancer Society Pension Plan ($25 million)
Diocese of St. Augustine Priests Retirement Account ($5 million)
Diocese of St. Augustine Laity Retirement Account ($9 million)
Mutual of America General Account ($5.7 billion)

• Education:	Undergraduate – U.S. Air Force Academy M.B.A. – University of Arizona

• Ownership of Securities:	(unless identified below, there are no investments in the Funds) Bond Fund - $10,001 - $50,000 Mid-Term Bond Fund - $10,001 - $50,000 Equity Index Fund - $50,001 - $100,000

Portfolio Manager Compensation - Subadviser

Oak Associates, the Subadviser for a portion of the All America Fund, is unaffiliated with the Investment Company and the Adviser. Mr. Oelschlager owns 99% of the interests in Oak Associates and is compensated by receiving a distribution equal to 99% of Oak Associates' net profits. Mr. Yardeni is compensated with a fixed base salary and an annual bonus comprised of a percentage of revenues based on increased revenues going forward. Mr. MacKay and Ms. Barton receive a fixed base salary and a quarterly bonus comprised of a percentage of net profits of the firm and their personal performance.